Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018	Jun. 21, 2017
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)	50.00%		50.00%						50.00%
Restructuring	$ 2,892	$ 1,992	$ 3,584	$ 3,480	$ 4,030	$ 5,400	$ 0
Payments for restructuring			1,311		6,551
Restructuring reserve	500		500		400
Restructuring cost incurred to date	12,800		12,800		9,400
One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring		1,300		2,300	2,700
Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring		300		300	300
Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring		300		300	400
Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 100			600
May 2018 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	2,900		2,900
May 2018 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring	700
May 2018 Restructuring Activities | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring	2,200		2,200
January 2018 and May 2018 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring			1,400
Payments for restructuring			1,300
December 2016 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)						30.00%
Restructuring					6,900
Payments for restructuring					4,700
Restructuring cost incurred to date	6,900		6,900		6,900
December 2016 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring					2,400
Payments for restructuring				$ 4,100
Restructuring cost incurred to date					2,400
December 2016 Restructuring Activities | Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring					1,700
Restructuring cost incurred to date					1,700
December 2016 Restructuring Activities | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring					2,000
Restructuring cost incurred to date					2,000
December 2016 Restructuring Activities | Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring					900
Restructuring cost incurred to date					900
June 2017 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)									50.00%
Restructuring					2,300
Payments for restructuring					1,900
Restructuring cost incurred to date	2,300		2,300		2,300
June 2017 Restructuring Activities | One-time Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring					1,700
June 2017 Restructuring Activities | Special Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring					300
June 2017 Restructuring Activities | Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring					200
June 2017 Restructuring Activities | Legal Fees
Restructuring Cost and Reserve [Line Items]
Restructuring					$ 100
January 2018 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)								50.00%
Restructuring cost incurred to date	$ 700		$ 700